Summary of Condensed Financial Statements (Details) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended				9 Months Ended
		Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Jul. 31, 2022	Jun. 30, 2022	Jul. 31, 2021	Jun. 30, 2021	Oct. 31, 2021	Sep. 30, 2021
Assets
Receivables from brokerage clients, net		$ 26,727				$ 26,727				$ 32,357
Other assets		23,675				23,675				17,179
Total assets		1,840,811				1,840,811				1,728,672
Liabilities
Bank deposits		30,401				30,401				20,917
Payables to brokerage clients		29,997				29,997				28,993
Other liabilities		31,250				31,250				28,133
Total liabilities		1,738,219				1,738,219				1,628,854
Stockholders' equity		102,592				102,592				99,818
Total liabilities and equity		1,840,811				1,840,811				$ 1,728,672
Net Revenues
Net interest revenue	[1]	10,782		$ 7,306		26,333		$ 22,142
Total net revenues		10,925		10,712		33,469		31,752
Expenses Excluding Interest
Compensation and benefits		3,327		3,046		9,887		9,327
Taxes on income		703		922		2,689		2,711
Net income		3,214		3,545		10,758		10,517
Preferred stock dividends and other		43		56		152		186
Net income available to common shareholders		3,171		3,489		10,606		10,331
Other comprehensive income (loss)		$ (151)		$ 1,506		$ (3,629)		$ (2,973)
Earnings per common shares outstanding – basic (Canadian dollars)		$ 1.76		$ 1.92		$ 5.86		$ 5.69
Earnings per common shares outstanding – diluted (Canadian dollars)		$ 1.75		$ 1.92		$ 5.85		$ 5.68
Charles Schwab Corporation [member]
Assets
Receivables from brokerage clients, net			$ 97,983				$ 97,983				$ 107,118
Investment securities			470,280				470,280				466,536
Other assets			252,305				252,305				178,247
Total assets			820,568				820,568				751,901
Liabilities
Bank deposits			568,880				568,880				489,192
Payables to brokerage clients			147,856				147,856				139,913
Other liabilities			46,542				46,542				51,706
Total liabilities			763,278				763,278				680,811
Stockholders' equity			57,290				57,290				71,090
Total liabilities and equity			820,568				820,568				$ 751,901
Net Revenues
Net interest revenue			3,247		$ 2,391		8,710		$ 7,168
Asset management and administration fees			1,343		1,286		4,094		3,859
Trading revenue and other			1,911		1,883		5,546		5,946
Total net revenues			6,501		5,560		18,350		16,973
Expenses Excluding Interest
Compensation and benefits			1,820		1,619		5,541		5,252
Other			1,778		1,830		5,028		5,205
Total expenses excluding interest			3,598		3,449		10,569		10,457
Income before taxes on income			2,903		2,111		7,781		6,516
Taxes on income			614		558		1,725		1,605
Net income			2,289		1,553		6,056		4,911
Preferred stock dividends and other			180		182		502		415
Net income available to common shareholders			2,109		1,371		5,554		4,496
Other comprehensive income (loss)			(6,353)		1,879		(21,911)		(4,221)
Total comprehensive income (loss)			$ (4,244)		$ 3,250		$ (16,357)		$ 275
Earnings per common shares outstanding – basic (Canadian dollars)			$ 1.11		$ 0.73		$ 2.93		$ 2.4
Earnings per common shares outstanding – diluted (Canadian dollars)			$ 1.11		$ 0.72		$ 2.92		$ 2.39

[1]	Includes $9,178 million and $22,907 million, for the three and nine months ended July 31, 2022, respectively (three and nine months ended July 31, 2021 – $6,606 million and $20,031 million, respectively) which have been calculated based on the effective interest rate method (EIRM).